FINANCIAL RISK MANAGEMENT (Details) - Schedule of Maturities of Assets and Liabilities - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and balances at central banks	£ 58,521	£ 47,452	£ 58,417
Trading and other financial assets at fair value through profit or loss	162,878	151,174
Derivative financial instruments	25,834	36,138
Loans and advances to banks	6,611	26,902	25,117
Loans and advances to customers	472,498	457,958
Debt securities	3,643	3,397
Available-for-sale financial assets	42,098	56,524
Other assets	13,537	12,755
Total assets	812,109	817,793
Liabilities
Deposits from banks	29,804	16,384
Customer deposits	418,124	415,460
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	50,877	54,504
Debt securities in issue	72,450	76,314
Liabilities arising from insurance and investment contracts	103,413	94,390
Other liabilities	20,730	29,193
Subordinated liabilities	17,922	19,831	£ 23,312
Total liabilities	762,966	769,328
Balance Sheet maturity - legal basis [Member] | Not later than one month [member]
Assets
Cash and balances at central banks	58,519	47,446
Trading and other financial assets at fair value through profit or loss	11,473	20,168
Derivative financial instruments	449	956
Loans and advances to banks	3,104	9,801
Loans and advances to customers	28,297	20,179
Debt securities	10	8
Available-for-sale financial assets	59	127
Other assets	3,807	5,025
Total assets	105,718	103,710
Liabilities
Deposits from banks	2,810	3,772
Customer deposits	366,778	347,753
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	19,215	18,381
Debt securities in issue	3,248	4,065
Liabilities arising from insurance and investment contracts	1,898	1,583
Other liabilities	4,229	3,282
Total liabilities	398,178	378,836
Balance Sheet maturity - legal basis [Member] | Later than one month and not later than three months [member]
Assets
Cash and balances at central banks	2	2
Trading and other financial assets at fair value through profit or loss	13,345	14,903
Derivative financial instruments	601	1,700
Loans and advances to banks	314	6,049
Loans and advances to customers	15,953	10,651
Debt securities	29
Available-for-sale financial assets	365	259
Other assets	897	583
Total assets	31,506	34,147
Liabilities
Deposits from banks	2,318	2,779
Customer deposits	18,821	18,936
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	16,932	19,640
Debt securities in issue	6,014	8,328
Liabilities arising from insurance and investment contracts	2,003	2,190
Other liabilities	2,805	2,266
Subordinated liabilities	202	390
Total liabilities	49,095	54,529
Balance Sheet maturity - legal basis [Member] | Later than three months and not later than six months [member]
Assets
Cash and balances at central banks		4
Trading and other financial assets at fair value through profit or loss	4,858	7,387
Derivative financial instruments	763	1,393
Loans and advances to banks	190	3,894
Loans and advances to customers	13,585	14,235
Available-for-sale financial assets	286	73
Other assets	414	584
Total assets	20,096	27,570
Liabilities
Deposits from banks	1,885	1,062
Customer deposits	10,615	8,961
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	4,933	8,779
Debt securities in issue	4,431	6,433
Liabilities arising from insurance and investment contracts	2,484	2,737
Other liabilities	239	1,213
Subordinated liabilities	1,588	161
Total liabilities	26,175	29,346
Balance Sheet maturity - legal basis [Member] | Later than six months and not later than nine months [Member]
Assets
Trading and other financial assets at fair value through profit or loss	2,781	2,914
Derivative financial instruments	451	786
Loans and advances to banks	190	1,201
Loans and advances to customers	11,881	12,400
Debt securities		242
Available-for-sale financial assets	1,025	637
Other assets	1,170	1,560
Total assets	17,498	19,740
Liabilities
Deposits from banks	87	503
Customer deposits	5,524	10,482
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	3,419	1,696
Debt securities in issue	3,506	4,158
Liabilities arising from insurance and investment contracts	2,466	2,463
Other liabilities	2,216	2,164
Subordinated liabilities		393
Total liabilities	17,218	21,859
Balance Sheet maturity - legal basis [Member] | Later than nine months and not later than twelve months [Member]
Assets
Trading and other financial assets at fair value through profit or loss	1,056	817
Derivative financial instruments	503	651
Loans and advances to banks	192	867
Loans and advances to customers	10,482	10,773
Debt securities	7
Available-for-sale financial assets	265	222
Other assets	854	1,059
Total assets	13,359	14,389
Liabilities
Deposits from banks	28	13
Customer deposits	5,074	8,477
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	948	1,179
Debt securities in issue	2,902	1,224
Liabilities arising from insurance and investment contracts	2,425	2,377
Other liabilities	1,894	1,440
Subordinated liabilities	570
Total liabilities	13,841	14,710
Balance Sheet maturity - legal basis [Member] | Later than one year and not later than two years [member]
Assets
Trading and other financial assets at fair value through profit or loss	2,655	1,680
Derivative financial instruments	965	2,230
Loans and advances to banks	131	1,281
Loans and advances to customers	29,340	26,007
Debt securities	350
Available-for-sale financial assets	3,040	1,887
Other assets	725	1,846
Total assets	37,206	34,931
Liabilities
Deposits from banks		43
Customer deposits	7,823	13,859
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	1,961	3,843
Debt securities in issue	6,333	6,939
Liabilities arising from insurance and investment contracts	8,532	8,588
Other liabilities	1,498	413
Subordinated liabilities	574	1,750
Total liabilities	26,721	35,435
Balance Sheet maturity - legal basis [Member] | Later than two years and not later than five years [member]
Assets
Trading and other financial assets at fair value through profit or loss	5,341	6,011
Derivative financial instruments	2,763	4,165
Loans and advances to banks	2,405	3,692
Loans and advances to customers	70,967	69,300
Debt securities	2,775	34
Available-for-sale financial assets	15,366	16,080
Other assets	5,618	4,808
Total assets	105,235	104,090
Liabilities
Deposits from banks	22,378	7,859
Customer deposits	2,986	6,430
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	4,298	5,575
Debt securities in issue	25,669	25,020
Liabilities arising from insurance and investment contracts	21,842	19,971
Other liabilities	1,933	3,087
Subordinated liabilities	3,983	4,527
Total liabilities	83,089	72,469
Balance Sheet maturity - legal basis [Member] | Later than five years [member]
Assets
Trading and other financial assets at fair value through profit or loss	121,369	97,294
Derivative financial instruments	19,339	24,257
Loans and advances to banks	85	117
Loans and advances to customers	291,993	294,413
Debt securities	472	3,113
Available-for-sale financial assets	21,692	37,239
Other assets	26,541	22,783
Total assets	481,491	479,216
Liabilities
Deposits from banks	298	353
Customer deposits	503	562
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	25,295	30,335
Debt securities in issue	20,347	20,147
Liabilities arising from insurance and investment contracts	77,210	74,593
Other liabilities	13,991	23,544
Subordinated liabilities	11,005	12,610
Total liabilities	148,649	162,144
Balance Sheet maturity - legal basis [Member] | Total [Member]
Assets
Cash and balances at central banks	58,521	47,452
Trading and other financial assets at fair value through profit or loss	162,878	151,174
Derivative financial instruments	25,834	36,138
Loans and advances to banks	6,611	26,902
Loans and advances to customers	472,498	457,958
Debt securities	3,643	3,397
Available-for-sale financial assets	42,098	56,524
Other assets	40,026	38,248
Total assets	812,109	817,793
Liabilities
Deposits from banks	29,804	16,384
Customer deposits	418,124	415,460
Derivative financial instruments, trading and other financial liabilities at fair value through profit or loss	77,001	89,428
Debt securities in issue	72,450	76,314
Liabilities arising from insurance and investment contracts	118,860	114,502
Other liabilities	28,805	37,409
Subordinated liabilities	17,922	19,831
Total liabilities	£ 762,966	£ 769,328